SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
Short-term Investments [Abstract]
Maximum term of original maturity to classify instruments as short-term investments (in years)	1
Cash collateral as a percentage of security value used to determine classification as a sale	90.00%
Fair value of securities transferred under repurchase agreements accounted for as sales	$ 2.1	$ 2.7
Special purpose vehicles (SPVs)
Nonvoting, callable, junior and senior preferred interests held by the FRBNY and Dept of the Treasury
Preferred interest in number of SPVs	2
Preferred interests liquidation preference	25
Preferred return on preferred interests through September 22, 2013 (as a percent)	5.00%
Preferred return on preferred interests after September 22, 2013 (as a percent)	9.00%
Collateral posted for repurchase agreements	2.8
Collateral posted for repurchase transactions that could be repledged or resold by the counterparties	$ 2.7